CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed statements of comprehensive income (loss)) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Net Revenues	¥ 126,089	$ 18,339	¥ 71,858	¥ 5,259
Operating expenses:
Sales and marketing	(92,465)	(13,448)	(63,295)	(43,398)
General and administrative	(251,384)	(36,562)	(224,321)	(247,408)
Indemnity cost	0	0	0	(9,979)
Other operating income	12,638	1,838	1,204	2,731
Operating loss from continuing operations	(344,488)	(50,103)	(338,531)	(368,183)
Interest income	15,308	2,226	20,032	23,859
Loss before income tax	(491,339)	(71,461)	(345,494)	(207,816)
Income tax benefit	(19,602)	(2,851)	(14,025)	2,143
Net loss attributable to 500.com Limited	(451,673)	(65,694)	(317,099)	(202,965)
Change in fair value of AFS	0	0	(733)	754
Comprehensive loss attributable to 500.com Limited	(429,988)	(62,539)	(374,028)	(119,864)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Net Revenues	0	0	0	0
Operating expenses:
Sales and marketing	(1,784)	(259)	(497)	(402)
General and administrative	(177,455)	(25,810)	(68,260)	(15,934)
Total operating expenses	(179,239)	(26,069)	(68,757)	(16,336)
Indemnity cost	0	0	0	(9,979)
Other operating income	0	0	0	39
Operating loss from continuing operations	(179,239)	(26,069)	(68,757)	(26,276)
Interest income	2	0	4,818	10,269
Equity in (loss) profits of subsidiaries and VIEs	(272,436)	(39,623)	(253,160)	(186,958)
Loss before income tax	(451,673)	(65,692)	(317,099)	(202,965)
Income tax benefit	0	0	0	0
Net loss attributable to 500.com Limited	(451,673)	(65,692)	(317,099)	(202,965)
Foreign currency translation gain (loss)	21,685	3,155	(56,196)	82,347
Change in fair value of AFS	0	0	(733)	754
Comprehensive loss attributable to 500.com Limited	¥ (429,988)	$ (62,537)	¥ (374,028)	¥ (119,864)